Columbia Variable Portfolio – Overseas Core Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 3.8%
Northern Star Resources Ltd.	6,778,015	78,253,380
Paladin Energy Ltd.(a)	6,037,527	19,549,589
Santos Ltd.	10,173,966	42,633,416
Total		140,436,385
Austria 0.5%
Kontron AG	754,375	18,234,484
Brazil 1.8%
Itaú Unibanco Holding SA, ADR	6,125,492	33,690,205
JBS S/A	4,307,713	31,063,514
Total		64,753,719
Canada 4.2%
Cameco Corp.	994,867	40,948,726
Celestica, Inc.(a),(b)	147,841	11,651,349
Energy Fuels, Inc.(a)	2,753,470	10,270,443
Pan American Silver Corp.	1,357,684	35,068,978
Vermilion Energy, Inc.	1,186,763	9,612,780
Whitecap Resources, Inc.	7,538,254	48,507,162
Total		156,059,438
Denmark 1.3%
Novo Nordisk A/S, Class B	701,913	47,995,644
Finland 1.4%
UPM-Kymmene OYJ	1,874,690	50,294,784
France 9.4%
AXA SA	1,504,773	64,292,589
Cie de Saint-Gobain SA	489,204	48,732,960
Eiffage SA	488,501	56,875,598
Sanofi SA	715,932	79,269,346
Societe Generale SA	1,364,906	61,576,254
TotalEnergies SE	525,527	33,861,273
Total		344,608,020
Germany 3.1%
Duerr AG	569,931	14,397,336
Fresenius Medical Care AG	797,453	39,681,260
KION Group AG	645,588	27,073,545
LANXESS AG	482,048	14,663,406
Common Stocks (continued)
Issuer	Shares	Value ($)
TeamViewer SE(a)	1,390,813	18,155,981
Total		113,971,528
Greece 2.8%
JUMBO SA	1,588,578	43,551,459
National Bank of Greece SA	5,963,593	61,293,633
Total		104,845,092
Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	12,261,500	49,645,862
WH Group Ltd.	36,429,750	33,449,949
Total		83,095,811
Ireland 2.2%
AIB Group PLC	4,839,218	31,257,538
Flutter Entertainment PLC(a)	219,080	48,537,174
Total		79,794,712
Israel 2.0%
Check Point Software Technologies Ltd.(a)	317,314	72,322,207
Italy 1.1%
Buzzi SpA	846,437	40,730,025
Japan 23.8%
Amano Corp.	865,800	23,139,378
Hitachi Ltd.	1,269,100	29,797,713
ITOCHU Corp.	1,362,100	63,232,703
JustSystems Corp.	84,100	1,898,417
Kakaku.com, Inc.	1,603,300	22,963,110
Kinden Corp.	1,231,700	27,620,043
Komatsu Ltd.	1,497,300	43,845,628
Macnica Holdings, Inc.	3,248,000	42,042,906
MatsukiyoCocokara & Co.	2,545,800	39,826,482
Mitsubishi UFJ Financial Group, Inc.	5,046,500	68,803,065
Niterra Co., Ltd.	1,320,700	40,288,476
Nomura Holdings, Inc.	3,896,000	24,006,854
Otsuka Corp.	2,467,900	53,433,545
PAL GROUP Holdings Co., Ltd.	1,159,200	23,491,235
Sankyo Co., Ltd.	4,856,300	70,965,367
Sanwa Holdings Corp.	1,105,500	35,474,858
Shimamura Co., Ltd.	833,000	47,743,118

Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ship Healthcare Holdings, Inc.	1,711,000	22,899,655
Sumitomo Corp.	748,300	17,074,600
Suzuken Co., Ltd.	1,441,300	47,608,405
TBS Holdings, Inc.	1,391,000	40,121,980
TOPPAN Holdings, Inc.	2,031,900	55,546,607
USS Co., Ltd.	3,951,800	36,732,264
Total		878,556,409
Netherlands 10.6%
ASM International NV	88,720	40,429,112
ASR Nederland NV	1,290,648	74,196,303
ING Groep NV	3,567,128	69,884,692
Koninklijke Ahold Delhaize NV	1,105,644	41,301,398
Prosus NV, Class N(a)	1,749,598	81,284,853
Shell PLC	2,278,165	83,368,547
Total		390,464,905
Norway 0.9%
SalMar ASA	652,165	31,353,879
Poland 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	1,777,947	34,715,314
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	133,228	—
Singapore 2.1%
DBS Group Holdings Ltd.	1,414,040	48,560,013
Venture Corp., Ltd.	3,327,400	30,517,549
Total		79,077,562
South Africa 0.5%
Impala Platinum Holdings Ltd.(a)	2,907,846	20,018,666
South Korea 1.8%
Samsung Electronics Co., Ltd.	1,085,801	43,047,095
Youngone Corp.	652,650	21,834,651
Total		64,881,746
Spain 1.4%
Endesa SA	1,984,723	52,578,984
Switzerland 3.0%
Landis+Gyr Group AG(a)	352,774	20,969,659
Nestlé SA, Registered Shares	254,589	25,727,906
Novartis AG, Registered Shares	352,496	39,151,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	79,431	26,142,937
Total		111,992,162
Taiwan 2.0%
Parade Technologies Ltd.	1,558,000	26,932,985
Taiwan Semiconductor Manufacturing Co., Ltd.	1,653,000	46,553,424
Total		73,486,409
United Arab Emirates 1.0%
Emaar Properties PJSC	9,810,138	35,527,699
United Kingdom 9.4%
AstraZeneca PLC, ADR	1,229,729	90,385,081
DCC PLC	609,178	40,712,494
Imperial Brands PLC	313,959	11,617,072
JD Sports Fashion PLC	28,436,090	25,144,191
Just Group PLC	8,149,755	15,475,346
Marks & Spencer Group PLC	13,196,534	60,926,471
TP Icap Group PLC	13,129,004	43,755,229
Vodafone Group PLC	45,538,206	42,788,679
WPP PLC	2,014,781	15,310,377
Total		346,114,940
United States 3.7%
ACADIA Pharmaceuticals, Inc.(a)	272,135	4,520,162
Burford Capital Ltd.	2,932,416	38,737,216
Insmed, Inc.(a)	125,524	9,576,226
Jazz Pharmaceuticals PLC(a)	268,508	33,335,268
Primo Brands Corp., Class A	1,411,976	50,111,028
Total		136,279,900
Total Common Stocks (Cost $3,319,335,370)		3,572,190,424

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
United States 1.8%
iShares MSCI EAFE ETF	810,295	66,225,410
Total Exchange-Traded Equity Funds (Cost $67,091,697)		66,225,410

Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2025 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(g),(h)	15,772,853	15,769,698
Total Money Market Funds (Cost $15,769,570)		15,769,698
Total Investments in Securities (Cost $3,402,196,637)		3,654,185,532
Other Assets & Liabilities, Net		29,653,071
Net Assets		$3,683,838,603
At March 31, 2025, securities and/or cash totaling $5,339,688 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,804,000 EUR	7,363,019 USD	Barclays	04/24/2025	—	(2,878)
24,417,600,000 JPY	164,229,217 USD	Barclays	04/24/2025	1,032,014	—
144,510,000 SGD	108,010,942 USD	Barclays	04/24/2025	319,706	—
7,438,056 USD	10,664,000 CAD	Barclays	04/24/2025	—	(19,632)
7,404,343 USD	9,843,000 SGD	Barclays	04/24/2025	—	(69,177)
12,079,000 AUD	7,658,080 USD	Citi	04/24/2025	109,188	—
16,383,000 CAD	11,449,096 USD	Citi	04/24/2025	52,243	—
115,510,413 USD	109,963,000 EUR	Citi	04/24/2025	3,533,698	—
51,965,969 USD	582,710,000 NOK	Citi	04/24/2025	3,421,609	—
543,019,000 JPY	3,668,410 USD	Goldman Sachs International	04/24/2025	39,094	—
77,056,000 SEK	7,628,040 USD	Goldman Sachs International	04/24/2025	—	(48,081)
100,366,042 USD	89,524,000 CHF	Goldman Sachs International	04/24/2025	1,092,173	—
245,479,000 CAD	171,397,551 USD	HSBC	04/24/2025	629,796	—
20,323,000 EUR	22,168,674 USD	Morgan Stanley	04/24/2025	167,333	—
13,217,000 NZD	7,659,212 USD	Morgan Stanley	04/24/2025	150,995	—
15,274,702 USD	14,002,000 EUR	Morgan Stanley	04/24/2025	—	(116,370)
115,711,114 USD	91,342,000 GBP	Morgan Stanley	04/24/2025	2,273,886	—
55,891,462 USD	592,810,000 SEK	Morgan Stanley	04/24/2025	3,162,752	—
8,560,000 GBP	11,037,711 USD	State Street	04/24/2025	—	(19,104)
101,480,683,000 KRW	70,454,594 USD	State Street	04/24/2025	1,509,835	—
1,464,450,000 TWD	44,758,397 USD	State Street	04/24/2025	636,672	—
174,732,485 USD	277,002,000 AUD	State Street	04/24/2025	—	(1,617,316)
44,944,000 NZD	25,751,114 USD	UBS	04/24/2025	219,656	—
29,808,994 USD	211,544,000 DKK	UBS	04/24/2025	892,574	—
11,316,876 USD	1,698,568,000 JPY	UBS	04/24/2025	35,655	—
33,525,625 USD	58,898,000 NZD	UBS	04/24/2025	—	(67,281)
13,954,000 NZD	7,999,742 USD	Wells Fargo	04/24/2025	72,856	—
15,303,917 USD	20,351,000 SGD	Wells Fargo	04/24/2025	—	(138,016)
Total				19,351,735	(2,097,855)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	18,159,308	171,388,211	(173,778,356)	535	15,769,698	(3,481)	185,223	15,772,853
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7018_12_D01_(05/25)